Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stock Warrants
Note 11 — Stock Warrants

A summary of the various changes in warrants during the nine month period ended September 30, 2014 is as follows.

Number of Shares
Warrants Outstanding at December 31, 2013	7,147,775
Exercised During the Period	(878,696)
Issued During the Period	—
Expired During the Period	(57,668)

Warrants Outstanding, September 30, 2014	6,211,411

The outstanding warrants as of December 31, 2014 expire from May 21, 2015 to August 5, 2018. The weighted average remaining term of the warrants is 3.5 years. The weighted average exercise price is $2.75 per share.

Note 23 — Stock Warrants

The following table shows the various changes in warrants for the years December 31, 2013 and 2012. A total of 6,551,654 warrants were issued during in 2013, with an aggregate fair value of $9,067,283, see Note 17 for further details. A total of 206,420 warrants were re-priced to $2.25 from $4.72 and 38,168 warrants were re-priced to $2.25 from $5.24 upon the closing of the public offering on August 5, 2013.

	December 31, 2013	December 31, 2012

Warrants Outstanding, Beginning of Year	656,641	867,628
Exercised During the Year	(59,300)	—
Issued During the Year	6,551,654	—
Forfeited During the Year	(1,220)	(210,987)

Warrants Outstanding, End of Year	7,147,775	656,641

The outstanding warrants as of December 31, 2013 expire from December 31, 2014 to August 5, 2018. The weighted average remaining term of the warrants is 4.2 years. The weighted average exercise price is $2.75 per share.